Prospectus Supplement dated February 4, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
AIM Core Plus Bond Fund
“Active Trading Risk” is deleted from the section “RISK/RETURN SUMMARY — Principal Risks” on page 1 of the Prospectus.
The following sentence is deleted from the section “INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — Objective and Strategies” on page 5 of the Prospectus:
“The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.”
The following language is deleted from the section “INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — Risks” on page 6 of the Prospectus.
“Active Trading Risk—The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.”
The information appearing under the heading “FINANCIAL HIGHLIGHTS — Portfolio Turnover” section on page 9 of the Prospectus is replaced with 43%.
CPB-SUP-1 020410

Prospectus Supplement dated February 4, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM Core Plus Bond Fund	AIM Structured Core Fund
AIM Floating Rate Fund	AIM Structured Growth Fund
AIM Multi-Sector Fund	AIM Structured Value Fund
AIM Select Real Estate Income Fund
“Active Trading Risk” is deleted from the section “RISK/RETURN SUMMARY — AIM Core Plus Bond Fund (Core Plus Bond) — Principal Risks” on page 1 of the Prospectus.
The following sentence is deleted from the section “INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — Objective and Strategies — Core Plus Bond” on page 12 of the Prospectus:
“The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.”
The following language is deleted from the section “INVESTMENT OBJECTIVE, STRATEGIES AND RISKS — Risks — Core Plus Bond” on page 19 of the Prospectus.
“Active Trading Risk—The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.”
The information appearing under the heading “FINANCIAL HIGHLIGHTS — Core Plus Bond — Institutional Class — Portfolio Turnover” section on page 31 of the Prospectus is replaced with 43%.
ACST-SUP-1 020410

Statement of Additional Information Supplement dated February 4, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM Core Plus Bond Fund	AIM Structured Core Fund
AIM Multi-Sector Fund	AIM Structured Growth Fund
AIM Select Real Estate Income Fund	AIM Structured Value Fund
The following replaces in its entirety the information appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Portfolio Turnover” on page 34 of the Statement of Additional Information.
“Portfolio Turnover
     For the fiscal years ended August 31, 2009 and 2008, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in Invesco Aim’s investment outlook.

Turnover Rates	2009	2008
AIM Core Plus Bond Fund[1]	43%	N/A
AIM Multi-Sector Fund	31%	58%
AIM Select Real Estate Income Fund	59%	73%
AIM Structured Core Fund	77%	118%
AIM Structured Growth Fund	102%	119%
AIM Structured Value Fund	78%	88%

[1]	Commenced operations on June 3, 2009.”
ACST-SUP-2 020410

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